UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-07899

Name of Fund:  Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index
               Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 07/01/2004 - 06/30/2005

Item 1 - Proxy Voting Record

         Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to Quantitative Master Series Trust Form N-PX filed with the Securities & Exchange Commission.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc.


Date: November 28, 2005